COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Weighted average discount rate, percent	13.60%	13.60%	13.60%	13.60%
Operating lease cost	$ 168	$ 34	$ 311	$ 307
Cash paid for operating lease	$ 160	146
Weighted average remaining lease term	5 years 6 months		6 years	7 years
Short term lease cost	$ 91	86	$ 174	$ 199
Short term lease payments	122	$ 47	155	169
Other Liabilities [Member] | UNITED KINGDOM
Loss Contingencies [Line Items]
Asset retirement obligation	181		165	136
Other Liabilities [Member] | SPAIN
Loss Contingencies [Line Items]
Asset retirement obligation	$ 40		$ 38	$ 29